Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	$ 2,677,361,424	$ 2,520,235,955	$ 748,709,979
Financing Cash Flows, From	485,427,458	285,623,220	1,565,782,604
Financing Cash Flows, Used	(160,610,656)	(355,150,504)	(844,723,456)
Financing Cash Flows, Interest paid	(139,251,404)	(134,429,754)	(116,540,891)
Financing Cash Flows, Total	185,565,398	(203,957,038)	604,518,257
Non-Cash Changes, Acquisition of subsidiaries			715,268,615
Non-Cash Changes, Changes in fair value	6,156,163	46,396,434	48,389,490
Non-Cash Changes, Foreign exchange differences	(170,132,567)	148,940,339	264,754,521
Non-Cash Changes, Financial costs	138,578,899	136,303,028	149,852,881
Non-Cash Changes, New leases	2,704,926	37,818,654
Non-Cash Changes, Other changes	746,481	(8,375,948)	(11,257,788)
Ending Balance	2,840,980,724	2,677,361,424	2,520,235,955
Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	2,470,532,068	2,140,557,500	769,169,018
Financing Cash Flows, From	484,520,001	283,799,437	1,278,023,491
Financing Cash Flows, Used	(4,791,827)		(674,473,125)
Financing Cash Flows, Total	479,728,174	283,799,437	603,550,366
Non-Cash Changes, Acquisition of subsidiaries			649,261,789
Non-Cash Changes, Changes in fair value	12,628,182	7,924,704	2,541,108
Non-Cash Changes, Foreign exchange differences	(165,703,734)	137,637,204	261,981,228
Non-Cash Changes, Financial costs	2,646,905
Non-Cash Changes, Other changes	(151,799,376)	(99,386,777)	(145,946,009)
Ending Balance	2,648,032,219	2,470,532,068	2,140,557,500
Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	158,284,616	408,415,562	15,760,182
Financing Cash Flows, From	199,395		287,759,113
Financing Cash Flows, Used	(150,878,247)	(350,652,302)	(168,360,646)
Financing Cash Flows, Interest paid	(137,759,315)	(133,788,145)	(115,801,821)
Financing Cash Flows, Total	(288,438,167)	(484,440,447)	3,596,646
Non-Cash Changes, Acquisition of subsidiaries			71,502,040
Non-Cash Changes, Changes in fair value	(1,893,193)		24,229,123
Non-Cash Changes, Foreign exchange differences	3,280,020	9,096,964	9,525,539
Non-Cash Changes, Financial costs	133,794,543	134,487,859	149,113,811
Non-Cash Changes, Other changes	152,545,857	90,724,678	134,688,221
Ending Balance	157,573,676	158,284,616	408,415,562
Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	53,407,689	14,476,449	14,608,915
Financing Cash Flows, Used	(4,940,582)	(4,498,202)	(1,889,685)
Financing Cash Flows, Interest paid	(1,492,089)	(641,609)	(739,070)
Financing Cash Flows, Total	(6,432,671)	(5,139,811)	(2,628,755)
Non-Cash Changes, Foreign exchange differences	48,124	4,437,228	1,757,219
Non-Cash Changes, Financial costs	2,137,451	1,815,169	739,070
Non-Cash Changes, New leases	2,704,926	37,818,654
Ending Balance	51,865,519	53,407,689	14,476,449
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(4,862,949)	(43,213,556)	(50,828,136)
Financing Cash Flows, From	708,062	1,823,783
Financing Cash Flows, Total	708,062	1,823,783
Non-Cash Changes, Acquisition of subsidiaries			(5,495,214)
Non-Cash Changes, Changes in fair value	(4,578,826)	38,471,730	21,619,259
Non-Cash Changes, Foreign exchange differences	(7,756,977)	(2,231,057)	(8,509,465)
Non-Cash Changes, Other changes		286,151
Ending Balance	$ (16,490,690)	$ (4,862,949)	$ (43,213,556)